Cost of sales and other operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost of sales and other operating costs
Salaries and benefits	$ 6,694	$ 11,752
Share-based compensation	9	121
Royalties	318	928
Contract Services	10,392	11,590
Raw materials and consumables	2,023	8,941
Operational overhead and write-downs	14,389	16,215
Depreciation	10,712	11,305
Total	$ 44,537	$ 60,852